Employee benefits - Summary of Net Pension and Post Retirement Medical Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of defined benefit plans [line items]
Past Service cost - Plan amendment	$ (11.6)	₨ (848.1)		₨ (1,479.3)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Service cost	12.3	901.2	₨ 827.7	746.3
Past Service cost - Plan amendment			(51.7)	3.9
Net interest cost / (income)	1.1	77.1	55.0	41.0
Net periodic cost	13.4	978.3	831.0	791.2
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Service cost	1.1	78.7	81.7	80.4
Past Service cost - Plan amendment				(19.9)
Net interest cost / (income)	1.5	108.0	113.0	115.1
Net periodic cost	$ 2.6	₨ 186.7	₨ 194.7	₨ 175.6